Victory Funds

Supplement dated July 20, 2018

to the Statement of Additional Information

dated November 1, 2017, as supplemented March 9, 2018 (“SAI”)

The following sections are inserted before “Distributor” on page 53 of the SAI:

Line of Credit. The Funds in the Victory Funds Complex participate in a short-term, demand note line of credit agreement with the Custodian. Under the agreement with the Custodian as of July 29, 2016, the Funds in the Victory Funds Complex may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The Custodian receives an annual commitment fee of 0.15%. Each Fund in the Victory Funds Complex pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Securities Lending

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A. (“Citi”) whereby Citi serves as the Funds’ lending agent and facilitates the Funds’ lending program. Under the terms of the MSLA, each Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The Funds earn interest or dividends on the securities loaned and may also earn a return from the collateral.

The Funds pay various fees in connection with the investment of cash collateral. The Funds pay Citi fees based on the investment income received from securities lending activities.  In its role as securities lending agent, Citi (i) arranges and administers the loan of securities when establishing a loan and the return of securities upon termination of a loan, (ii) collects from borrowers cash, securities or other instruments to serve as collateral for the loans, (iii) monitors the value of securities on loan and the value of the corresponding collateral, (iv) communicates to each borrower the minimum amount of collateral required for each loan and collects additional collateral as required on a daily basis to maintain such minimum, (v) collects or arranges for the collection of any interest, dividends or other distributions related to loaned securities, and (vi) performs other necessary services related to the establishment and maintenance of the Funds’ securities lending program.

The following reflects the dollar amounts of income and fees/compensation related to the Funds’ securities lending activities during the Funds’ fiscal year ended June 30, 2018:

Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Aggregate fees/compensation for securities lending activities	Net income from securities lending activities
Victory US 500 Enhanced Volatility Wtd Index Fund	$21,702	$3,257	$3,257	$18,348
Victory Market Neutral Income Fund	$29,851	$4,476	$4,476	$26,591

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VictoryShares

Supplement dated July 20, 2018

to the Statement of Additional Information

dated November 1, 2017 (“SAI”)

The following sections are inserted before “Distributor” on page 62 of the SAI:

Line of Credit.

The Funds in the Victory Funds Complex (consisting of the series of Victory Portfolios, Victory Portfolios II, Victory Institutional Funds, and Victory Variable Insurance Funds) participate in a short-term, demand note line of credit agreement with the Custodian. Under the agreement with the Custodian as of July 29, 2016, the Funds in the Victory Funds Complex may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The Custodian receives an annual commitment fee of 0.15%. Each Fund in the Victory Funds Complex pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Securities Lending

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A. (“Citi”) whereby Citi serves as the Funds’ lending agent and facilitates the Funds’ lending program. Under the terms of the MSLA, each Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The Funds earn interest or dividends on the securities loaned and may also earn a return from the collateral.

The Funds pay various fees in connection with the investment of cash collateral. The Funds pay Citi fees based on the investment income received from securities lending activities.  In its role as securities lending agent, Citi (i) arranges and administers the loan of securities when establishing a loan and the return of securities upon termination of a loan, (ii) collects from borrowers cash, securities or other instruments to serve as collateral for the loans, (iii) monitors the value of securities on loan and the value of the corresponding collateral, (iv) communicates to each borrower the minimum amount of collateral required for each loan and collects additional collateral as required on a daily basis to maintain such minimum, (v) collects or arranges for the collection of any interest, dividends or other distributions related to loaned securities, and (vi) performs other necessary services related to the establishment and maintenance of the Funds’ securities lending program.

The following reflects the dollar amounts of income and fees/compensation related to the Funds’ securities lending activities during the Funds’ fiscal year ended June 30, 2018.  No information is provided for the VictoryShares Emerging Market High Div Volatility Wtd ETF, VictoryShares Global Multi-Factor Minimum Volatility ETF, VictoryShares International Multi-Factor Minimum Volatility ETF, VictoryShares Quality Growth ETF, or VictoryShares Quality Value ETF since these Funds had not yet commenced operations as of that date.

Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Aggregate fees/compensation for securities lending activities	Net income from securities lending activities
VictoryShares US 500 Volatility Wtd ETF	$49,601	$7,441	$7,441	$41,773

Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Aggregate fees/compensation for securities lending activities	Net income from securities lending activities
VictoryShares US Small Cap Volatility Wtd ETF	$17,973	$2,696	$2,696	$15,115
VictoryShares International Volatility Wtd ETF	$8,080	$1,212	$1,212	$6,855
VictoryShares Emerging Market Volatility Wtd ETF	$9,964	$1,494	$1,494	$8,496
VictoryShares US Large Cap High Div Volatility Wtd ETF	$10,244	$1,538	$1,538	$8,645
VictoryShares US Small Cap High Div Volatility Wtd ETF	$44,930	$6,740	$6,740	$37,830
VictoryShares International High Div Volatility Wtd ETF	$25,825	$3,874	$3,874	$21,989
VictoryShares Emerging Market High Div Volatility Wtd ETF	$2,445	$367	$367	$2,054
VictoryShares US Discovery Enhanced Volatility Wtd ETF	$62,058	$9,308	$9,308	$52,217
VictoryShares US 500 Enhanced Volatility Wtd ETF	$77,410	$11,612	$11,612	$65,162
VictoryShares Developed Enhanced Volatility Wtd ETF	$67,469	$10,121	$10,121	$57,627
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	$53,514	$8,028	$8,028	$45,138
VictoryShares US Multi-Factor Minimum Volatility ETF	$842	$126	$126	$692
VictoryShares Dividend Accelerator ETF	$373	$56	$56	$314

If you wish to obtain more information, please call the Victory Funds at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.